[LOGO] FIRST AMERICAN FUNDS(TM)               | DECEMBER 31, 2002
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                                              | FUND PROFILE
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                                              | FIRST AMERICAN FUNDS, INC.
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                                              | ASSET CLASS ~ MONEY MARKET FUNDS







                PRIME OBLICATIONS
                             FUND

(U.S. Bancorp 401(k) Savings Plan
                   Class I Shares







This profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.

This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before your invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.


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FIRST AMERICAN PRIME OBLIGATIONS FUND

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OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

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MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities.

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers' acceptances).

o    commercial paper.

o    non-convertible corporate debt securities.

o    loan participation interests.

o    repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

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MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

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FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because Class I shares of the fund were first offered in 2001, only one calendar year of performance information is available. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


                NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


                     1      FUND PROFILE - First American Prime Obligations Fund


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FIRST AMERICAN PRIME OBLIGATIONS FUND CONTINUED

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FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

1.60%
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2002

Best Quarter:
Quarter ending   December 31, 2001   0.57%

Worst Quarter:
Quarter ending   December 31, 2002   0.34%

AVERAGE ANNUAL TOTAL RETURNS          Inception                        Since
AS OF 12/31/02                             Date        One Year       Inception
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Prime Obligations Fund                  9/24/01           1.60%           1.77%

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FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

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SHAREHOLDER FEES
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 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) as a % of average net assets
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 Management Fees                                                          0.35%
 Distribution and Service (12b-1) Fees                                     None
 Other Expenses                                                           0.08%
 Total Annual Fund Operating Expenses                                     0.43%
 Waiver of Fund Expense(2)                                               (0.03)%
 NET EXPENSES(2)                                                          0.40%
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(1)  Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

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 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
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   1 year                                                                  $ 41
   3 years                                                                 $135
   5 years                                                                 $238
  10 years                                                                 $539


                     2      FUND PROFILE - First American Prime Obligations Fund
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FIRST AMERICAN PRIME OBLIGATIONS FUND CONTINUED

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MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

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REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

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FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70- may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59- are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.






FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

12/2002


                     3      FUND PROFILE - First American Prime Obligations Fund